Gain on Sale of a Business	12 Months Ended
Dec. 31, 2023
Non-Current Asset Held For Sale And Discontinued Operations [Abstract]
Gain on Sale of a Business	Gain on Sale of a Business
In April 2019, the Company entered into an Asset Purchase Agreement with ON Semiconductor pursuant to which the Company agreed to transfer substantially all the assets and employees related to the EFK business. On December 31, 2022, the Company completed the sale of the EFK business for a total purchase price of $406 million, of which $170 million was received in prior years, and the remaining $236 million was received in January 2023. The Company recognized a gain upon the completion of the sale of $403 million after derecognition of net liabilities of $9 million.
The following is the breakdown of the net liabilities that were derecognized:

(in millions)	December 31, 2022
Property, plant and equipment	$83
Inventories	43
Total Assets	126
Lease liabilities	(47)
Other current and non-current liabilities	(88)
Total Liabilities	(135)
Net Liabilities	$(9)